                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA  24501


Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:     John D. Doyle, Jr.
Title:    President
Phone:    434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.     Lynchburg, VA           4/4/2012
----------------------   -----------------       ------------
     [Signature]           [City, State]            [Date]

REPORT TYPE (CHECK ONLY ONE.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:               0
                                        ----------

Form 13F Information Table Entry Total:         90
                                        ----------

Form 13F Information Table Value Total:    138,602
                                        ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

NAME OF                        TITLE OF               VALUE     SHRS OR                  INVESTMENT  VOTING AUTHORITY
ISSUER                           CLASS      CUSIP    (X $1000)  PM AMT   SH/PRN PUT/CALL DISCRETION   SOLE    SHARED   NONE
-----------------------------  --------- ----------- --------- --------- ------ -------- ---------- ------- --------- ------
ABB Ltd                        common      000375204       260    12,725                    Sole     12,725
Abbott Labs                    common      002824100     2,978    48,586                    Sole     48,586
Adobe Systems                  common      00724F101       705    20,550                    Sole     20,550
Altria                         common      02209S103       270     8,739                    Sole      8,739
Amazon                         common      023135106       534     2,635                    Sole      2,635
A T & T                        common      00206R102     1,214    38,876                    Sole     38,876
Bank of America                common      060505104       406    42,469                    Sole     42,469
BB&T                           common      054937107       842    26,834                    Sole     26,834
Berkshire Hathaway Class B     common      084670108       838    10,325                    Sole     10,325
Boeing                         common      097023105       763    10,265                    Sole     10,265
Canadian Natl Railway          common      136375102       729     9,175                    Sole      9,175
Caterpillar                    common      149123101       853     8,012                    Sole      8,012
Chevron Corp                   common      166764100     2,611    24,358                    Sole     24,358
Cisco                          common      17275R102     1,159    54,788                    Sole     54,788
Coca-Cola                      common      191216100       446     6,020                    Sole      6,020
Conoco Phillips                common      20825C104     2,910    38,289                    Sole     38,289
Consolidated Edison            common      209115104       210     3,600                    Sole      3,600
Corning Inc                    common      219350105       182    12,950                    Sole     12,950
Covidien PLC                   common      G2554F113     1,203    22,000                    Sole     22,000
CSX                            common      126408103       305    14,193                    Sole     14,193
CVS/Caremark                   common      126650100     2,127    47,485                    Sole     47,485
Deere & Co                     common      244199105     2,227    27,525                    Sole     27,525
Devon Energy                   common      25179M103       715    10,050                    Sole     10,050
Dicks Sporting Goods           common      253393102     1,238    25,750                    Sole     25,750
Dominion Resources             common      25746U109     2,748    53,664                    Sole     53,664
DuPont                         common      263534109     2,114    39,954                    Sole     39,954
EMC                            common      268648102     1,055    35,300                    Sole     35,300
Emerson                        common      291011104       237     4,551                    Sole      4,551
Enbridge                       common      29250N105       692    17,800                    Sole     17,800
Exxon- Mobil                   common      30231G102     8,561    98,704                    Sole     98,704
Fedex Corp                     common      31428X106     1,674    18,201                    Sole     18,201
GE                             common      369604103     3,541   176,434                    Sole    176,434
General Mills                  common      370334104       942    23,875                    Sole     23,875
Health Care REIT               common      42217K106       419     7,625                    Sole      7,625
Honeywell                      common      438516106     3,268    53,525                    Sole     53,525
Intel                          common      458140100       336    11,950                    Sole     11,950
International Bus. Mach.       common      459200101     5,649    27,074                    Sole     27,074
ishares Barclay Aggregate Bd   common      464287226     3,131    28,499                    Sole     28,499
ishares Inv Gr Bond ETF        common      464287242     2,342    20,250                    Sole     20,250
ishares MSCI Emerging Markets  common      464287234       595    13,850                    Sole     13,850

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
ishares Dow Jns US Fincl       common      464287788     1,385    23,675                    Sole     23,675
ishares Healthcare Ind         common      464287762     1,044    13,350                    Sole     13,350
ishares Int Govt In            common      464288612       233     2,100                    Sole      2,100
ishares Lehman 1-3 yr Trs      common      464287457       594     7,050                    Sole      7,050
ishares Midcap 400 Index       common      464287507     1,962    19,775                    Sole     19,775
ishares Preferred Index        preferred   464288687     2,618    67,050                    Sole     67,050
ishares Regional Bank Index    common      464288778       284    11,450                    Sole     11,450
ishares S&P Natl Muni          common      464288414       361     3,300                    Sole      3,300
ishares Technology Index       common      464287721     1,052    13,525                    Sole     13,525
Johnson & Johnson              common      478160104     2,742    41,576                    Sole     41,576
Kimberly Clark                 common      494368103     2,226    30,125                    Sole     30,125
Lincoln Natl Corp              common      534187109       592    22,476                    Sole     22,476
3M                             common      604059105     1,920    21,518                    Sole     21,518
McDonalds Corp                 common      580135101     1,249    12,727                    Sole     12,727
McKesson Corp                  common      58155Q103     2,000    22,790                    Sole     22,790
MetLife                        common      59156R108       308     8,250                    Sole      8,250
Microsoft                      common      594918104     2,279    70,670                    Sole     70,670
Nextera Energy                 common      65339F101       683    11,175                    Sole     11,175
Norfolk Southern               common      655844108     2,182    33,144                    Sole     33,144
Nuveen Municipal Value         common      670928100     2,262   224,591                    Sole    224,591
Oracle                         common      68389X105       757    25,950                    Sole     25,950
PepsiCo                        common      713448108     4,327    65,210                    Sole     65,210
Pfizer                         common      717081103       314    13,855                    Sole     13,855
Philip Morris Intl             common      718172109       625     7,053                    Sole      7,053
Plum Creek Timber              common      729251108       756    18,200                    Sole     18,200
Powershares QQQ Trust          common      73935A104     1,153    17,075                    Sole     17,075
Praxair                        common      74005P104     2,451    21,380                    Sole     21,380
Procter & Gamble               common      742718109     5,792    86,180                    Sole     86,180
Progress Energy                common      743263105       789    14,862                    Sole     14,862
Qualcomm                       common      747525103     1,205    17,700                    Sole     17,700
SPDR Energy Sector             common      81369Y506       257     3,575                    Sole      3,575
SPDR Short Term Muni Bd        common      78464A425       517    21,200                    Sole     21,200
SPDR Tr I Unit Ser 1           common      78462F103       682     4,844                    Sole      4,844
Southern Co                    common      842587107     2,425    53,980                    Sole     53,980
Starwood Hotels                common      85590A401       640    11,350                    Sole     11,350
SunTrust Bank                  common      867914103       225     9,310                    Sole      9,310
Teva Pharmacutical             common      881624209       359     7,975                    Sole      7,975
Thermo Fisher Scientific       common      883556102       459     8,150                    Sole      8,150
US Bancorp 6.5% Pfd            preferred   902973833       465    17,100                    Sole     17,100
Union Pacific                  common      907818108       749     6,965                    Sole      6,965
United Parcel Service          common      911312106     1,503    18,625                    Sole     18,625
United Technologies            common      913017109     4,782    57,653                    Sole     57,653

Vanguard Div Apprec ETF        common      921908844     3,305    56,447                    Sole     56,447
Vanguard Total Bond ETF        common      921937835     3,015    36,200                    Sole     36,200
Ventas                         common      92276F100     2,564    44,900                    Sole     44,900
Verizon                        common      92343V104     4,507   117,884                    Sole    117,884
Vodafone Group                 common      92857W209       655    23,675                    Sole     23,675
Walt Disney                    common      254687106     1,300    29,700                    Sole     29,700
Washington Real Estate         common      939653101       647    21,800                    Sole     21,800
Wells Fargo                    common      949746101       372    10,884                    Sole     10,884
                                                       138,602 2,667,454                          2,667,454